Biological Assets - Additional Information (Details) - kg	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in biological assets [abstract]
Estimated biological assets to be harvested	4,500	2,230
Harvested biological assets	10,464	15,064